Description of Business and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) branch Segment $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Basis of Financial Statement Presentation [Abstract]
Date of incorporation	Aug. 25, 1998
Date of commencement of operations	Jan. 28, 1999
Number of additional branch office locations | branch	4
Ownership interest in joint venture (in hundredths)	51.00%
Loans-Nonaccrual [Abstract]
Contractual payment obligations	90 days
Loans Held for Sale [Abstract]
Percentage of guarantees for SBA loan (in hundredths)	75.00%
Income Taxes [Abstract]
Percentage of tax benefit that is being realized for settlement (in hundredths)	50.00%
Recognize interest, related to income tax	$ 0	$ 0
Recognize penalties, related to income tax	0	0
Uncertain tax positions	$ 0	0
Segment Reporting [Abstract]
Number of reportable segments | Segment	1
Securities [Abstract]
Non-credit unrealized losses on available for sale securities with OTTI	$ (344,000)	(457,000)
Unrealized gains on available for sale securities without OTTI	71,000	732,000
Tax impact	108,000	(110,000)
Accumulated other comprehensive income (loss), total	(165,000)	165,000
Basic earnings per common share [Abstract]
Net income available to common shareholders	$ 9,497,000	$ 9,273,000
Average common shares outstanding (in shares) | shares	6,091,562	5,991,226
Basic earnings per common share (in dollars per share) | $ / shares	$ 1.56	$ 1.55
Diluted earnings per common share [Abstract]
Net income available to common shareholders	$ 9,497,000	$ 9,273,000
Dividend on Preferred Series B	1,200,000	1,200,000
Net income available to common shareholders pre dividend on Preferred Series B	$ 10,697,000	$ 10,473,000
Average common shares outstanding (in shares) | shares	6,091,562	5,991,226
Dilutive potential common shares (in shares) | shares	1,882,026	1,933,633
Total diluted average common shares outstanding (in shares) | shares	7,973,588	7,924,859
Diluted earnings per common share (in dollars per share) | $ / shares	$ 1.34	$ 1.32
Common Stock Options
Diluted earnings per common share [Abstract]
Securities not included in the computation of diluted EPS (in shares) | shares	0	0
Computers and Software
Company Premises and Equipment [Abstract]
Estimated useful lives	3 years
Equipment | Minimum
Company Premises and Equipment [Abstract]
Estimated useful lives	5 years
Equipment | Maximum
Company Premises and Equipment [Abstract]
Estimated useful lives	10 years
Building
Company Premises and Equipment [Abstract]
Estimated useful lives	40 years